UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):   [ ]is a restatement.
                                    [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horan Capital Management
Address:  100 West Road
          Suite 418
          Towson, MD 21204

Form 13F File Number: 28-10615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Heinlein
Title:  Portfolio Manager
Phone:  410-494-4380

Signature, Place, and Date of Signing:

John Heinlein             Towson, MD                   4/19/06

Report Type (Check only one.):
[X]13F HOLDINGS REPORT.

[ ]13F NOTICE.

[ ]13F COMBINATION REPORT.

List of Other managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   21

Form 13F Information Table Value Total:  $129,730

                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

Form 13F Information Table
			Title			Value				Investment	Other	  Voting Authority
Name of Issuer	      of Class	CUSIP		(x$1000)	Shares	SH/PRN	Discretion	Managers Sole	Shared	None
Bank Of America Corp	COM	60505104	1341		29,331	SH	Sole		N/A	29,331	0	0
Home Depot Inc		COM	437076102	1444		35,225	SH	Sole		N/A	35,225	0	0
Gannett Co Inc Del	COM	364730101	1508		26,107	SH	Sole		N/A	26,107	0	0
Pitney Bowes Inc	COM	724479100	1522		35,855	SH	Sole		N/A	35,855	0	0
Waste Management Inc	COM	94106L109	1561		43,562	SH	Sole		N/A	43,562	0	0
American Intl Group Inc	COM	26874107	3803		59,991	SH	Sole		N/A	59,991	0	0
Mc Donalds Corp		COM	580135101	5755		163,552	SH	Sole		N/A	163,552	0	0
Dell Inc		COM	24702R101	6576		221,773	SH	Sole		N/A	221,773	0	0
Wal-Mart Stores Inc	COM	931142103	6610		144,009	SH	Sole		N/A	144,009	0	0
Accenture Ltd Cl A	COM	G1150G111	6827		232,306	SH	Sole		N/A	232,306	0	0
Gap Inc			COM	364760108	6916		390,496	SH	Sole		N/A	390,496	0	0
Microsoft Corp		COM	594918104	7082		261,722	SH	Sole		N/A	261,722	0	0
Anheuser Busch Co Inc	COM	35229103	7192		170,950	SH	Sole		N/A	170,950	0	0
Coca Cola		COM	191216100	7210		175,222	SH	Sole		N/A	175,222	0	0
Intl Game Technology	COM	459902102	7925		225,532	SH	Sole		N/A	225,532	0	0
United Parcel Service B	COM	911312106	8196		100,611	SH	Sole		N/A	100,611	0	0
CarMax Inc		COM	143130102	8281		249,667	SH	Sole		N/A	249,667	0	0
First Data Corp		COM	319963104	9208		194,436	SH	Sole		N/A	194,436	0	0
Tyco Intl Ltd		COM	902124106	9315		357,036	SH	Sole		N/A	357,036	0	0
Berkshire Hathaway Cl B	COM	84670207	10121		3,490	SH	Sole		N/A	3,490	0	0
Pfizer Incorporated	COM	717081103	11336		464,203	SH	Sole		N/A	464,203	0	0